Supplementary Information on Oil and Gas Operations-Unaudited - Changes in Standardized Measure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Standardized measure at beginning of year	$ 127,685	$ 548,562	$ 451,180
Sales and transfers of oil and gas produced, net of production costs	(35,993)	(55,849)	(173,540)
Changes in price, net of future production costs	(30,427)	(267,710)	37,204
Extensions and discoveries, net of future production and development costs	864	70,928	237,290
Changes in estimated future development costs, net of development costs incurred during this period	26,356	31,007	11,094
Revisions of quantity estimates	(14,889)	(14,427)	25,591
Accretion of discount	12,769	60,071	47,130
Net change in income taxes	0	52,149	(32,034)
Sale of reserves in place	(16,701)	(194,454)	(7,240)
Changes in production rates (timing) and other	(2,395)	(102,592)	(48,113)
Net increase (decrease) in standardized measure	(60,416)	(420,877)	97,382
Standardized measure at end of year	$ 67,269	$ 127,685	$ 548,562